Income Taxes (Changes in Gross Amounts of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance at December 31	$ 10,775	$ 6,935
Additions based on tax positions related to the current year	2,024	819
Additions for tax positions of prior years	1,244	3,608
Settlements with taxing authorities	(1,891)
Reductions due to lapse of statute of limitations	(296)	(691)
Increase (decrease) from currency translation	(271)	104
Ending balance at December 31	$ 11,585	$ 10,775